Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share amounts):

	For the years ended December 31,
	2020	2019	2018
Net (loss) income for basic and diluted earnings per share	$(671,983)	$44,654	$(12,698)

Common shares
Weighted average shares basic	9,484	6,809	7,183
Effect of dilutive securities	—	144	—
Weighted average common shares - diluted	9,484	6,953	7,183

(Loss) earnings per share:
Basic	$(70.85)	$6.56	$(1.77)
Diluted	$(70.85)	$6.42	$(1.77)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following is a summary of share equivalents not included in the computation of diluted earnings per share because their effects would have been anti-dilutive for the years ended December 31, 2020, 2019 and 2018 (in thousands).

	For the years ended December 31,
	2020	2019	2018
Share equivalents	640	183	375